DESCRIPTION OF BUSINESS AND ORGANIZATION (Details Narrative) - USD ($)										1 Months Ended	6 Months Ended			12 Months Ended			71 Months Ended
	Apr. 16, 2025	Apr. 11, 2025	Aug. 25, 2023	Jul. 01, 2023	Mar. 15, 2023	Mar. 10, 2023	Jan. 01, 2023	Jul. 16, 2021	Jan. 22, 2003	Jul. 18, 2023	Mar. 31, 2025	Mar. 31, 2024		Sep. 30, 2024		Sep. 30, 2023	Jan. 21, 2021	Jun. 30, 2023	Mar. 09, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Working capital											$ 598,568
Number of shares issued	2,070,000
Common stock, par value											$ 0.001			$ 0.001		$ 0.001
Proceeds from common stock												$ 1,088,797		$ 1,505,662
Offering expenses	$ 8,901,000										$ 22,789	$ 75,000		$ 139,017
Common stock, shares issued						1,000					10,031,273			10,031,273		7,986,112
Common stock, shares outstanding						1,000					10,031,273			10,031,273		7,986,112
Shares issued and outstanding percentage						100.00%
Ownership description			Elixir owned a 49% equity interest in the Company, Greentown owned a 21% equity interest in the Company, and Up and Up owned a 30% equity interest in the Company.
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Shares issued			1,000									1,339,299	[1]	1,839,305	[2]
Greentown [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership			100.00%
Elixir [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership			100.00%		100.00%														90.00%	70.00%
Sundial [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership																		77.00%
Share Exchange Agreement [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Shares issued			2,375,000
Share Exchange Agreement [Member] | Sundial Common Stock [Member]
Property, Plant and Equipment [Line Items]
Shares issued			1,300
Share Exchange Agreement [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Shares issued			5,541,667
Share Exchange Agreement [Member] | Greentown [Member]
Property, Plant and Equipment [Line Items]
Equity interest percentage			100.00%
Share Exchange Agreement [Member] | Greentown [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership			70.00%
Share Exchange Agreement [Member] | Elixir [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership			30.00%
Jason Goepfert [Member]
Property, Plant and Equipment [Line Items]
Shares issued									1,000
Purchase of shares								1,000
Total cash consideration							$ 351,562	$ 5,600,000
Shares issued and outstanding percentage							21.00%	70.00%
Repurchase of shares							300
Eric Brown [Member]
Property, Plant and Equipment [Line Items]
Shares issued																	428
Common stock, shares issued																	1,428
Common stock, shares outstanding																	1,428
Purchase of shares								1,000
Total cash consideration						$ 150,000		$ 5,600,000
Shares issued and outstanding percentage						11.00%		70.00%
Repurchase of shares						128
Hao Hu [Member]
Property, Plant and Equipment [Line Items]
Shares issued					300
Shares issued and outstanding percentage					100.00%
Transferred vesting of his restricted shares				300						300
Hao Hu [Member] | Sundial [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership																		23.00%
Sundial [Member] | Share Exchange Agreement [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Shares issued			7,916,667
IPO [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued		1,800,000
Common stock, par value		$ 0.001
Share price		$ 4.30
Proceeds from initial public offering		$ 7,740,000
Over-Allotment Option [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued		270,000
Share price		$ 4.30
Proceeds from common stock	$ 1,161,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization and the 1.2-for-1 reverse stock split.
[2]	Shares and per share data are presented on a retroactive basis to reflect the reorganization and the